Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss	R$ (57,307)	R$ (33,203)
Weighted average shares outstanding-basic	92,257,843	32,506,781
Weighted average shares outstanding-diluted	92,257,843	32,506,781
Net loss per ordinary share-basic	R$ (0.62)	R$ (1.02)
Net loss per ordinary share-diluted	R$ (0.62)	R$ (1.02)